Reorganization and Fresh Start Accounting - Reorganization Adjustments, Liabilities subject to Compromise Settled or Reinstated (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Accrued and unpaid interest			$ 110,301
Accounts payable and other payables			37,447
Estimated loss on litigation			93,000
Lease liabilities			20,969
Total consolidated liabilities subject to compromise	$ 0		$ 4,239,643
Issuance of Successor common stock	(854,909)
Issuance of Successor warrants to certain Predecessor creditors	(141,029)
Payment of the pre-petition revolving credit facility principal and accrued interest	(550,020)
Payment of Paragon litigation settlement from escrow	(7,700)
Reinstatement of Transocean litigation liability	(8,000)
Reinstatement of protection and indemnity insurance liabilities	(11,791)
Reinstatement of trade payables and right-of-use lease liabilities	(14,216)
Gain on settlement of liabilities subject to compromise	2,556,147
Predecessor
Reorganization, Chapter 11 [Line Items]
Accrued and unpaid interest	110,300
Protection and indemnity insurance liabilities	25,669
Accounts payable and other payables	8,163
Estimated loss on litigation	15,700
Lease liabilities	6,054
Total consolidated liabilities subject to compromise	4,143,812
4.900% Senior Notes due August 2020 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		4.90%	4.90%
Debt subject to compromise			$ 62,535
4.900% Senior Notes due August 2020 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	62,535
4.625% Senior Notes due March 2021 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		4.625%	4.625%
Debt subject to compromise			$ 79,936
4.625% Senior Notes due March 2021 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	79,937
3.950% Senior Notes due March 2022 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		3.95%	3.95%
Debt subject to compromise			$ 21,213
3.950% Senior Notes due March 2022 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	21,213
7.750% Senior Notes due January 2024 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		7.75%	7.75%
Debt subject to compromise			$ 397,025
7.750% Senior Notes due January 2024 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	397,025
7.950% Senior Notes due April 2025 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		7.95%	7.95%
Debt subject to compromise			$ 450,000
7.950% Senior Notes due April 2025 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	450,000
7.875% Senior Notes due February 2026 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		7.875%	7.875%
Debt subject to compromise			$ 750,000
7.875% Senior Notes due February 2026 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	750,000
6.200% Senior Notes due August 2040 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		6.20%	6.20%
Debt subject to compromise			$ 393,596
6.200% Senior Notes due August 2040 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	393,597
6.050% Senior Notes due March 2041 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		6.05%	6.05%
Debt subject to compromise			$ 395,002
6.050% Senior Notes due March 2041 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	395,000
5.250% Senior Notes due March 2042 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		5.25%	5.25%
Debt subject to compromise			$ 483,619
5.250% Senior Notes due March 2042 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	483,619
8.950% Senior Notes due April 2045 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage		8.95%	8.95%
Debt subject to compromise			$ 400,000
8.950% Senior Notes due April 2045 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	400,000
5.958% Revolving Credit Facility Due January 2023 | Senior Unsecured Notes
Reorganization, Chapter 11 [Line Items]
Interest rate, stated percentage			5.958%
5.958% Revolving Credit Facility Due January 2023 | Senior Unsecured Notes | Predecessor
Reorganization, Chapter 11 [Line Items]
Debt subject to compromise	$ 545,000